U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

May 19, 2004

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: Fort Pitt Capital Funds (the “Trust”)
File Nos.: 333-69326; 811-10495

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust, on behalf of its series, the Fort Pitt Capital Total Return Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated May 17, 2004 and filed electronically as Post-Effective Amendment No. 4 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5344.

Sincerely yours,

/s/ Chad E. Fickett

Chad E. Fickett
for U.S. Bancorp Fund Services, LLC